Provision for lawsuits and administrative proceedings (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	$ 18,082
Balance at end of the year	17,947	$ 18,082
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	17,081	15,995	$ 20,631
Additions		2,240
Payments / Reversals	(2,341)
Effect of changes in exchange rates (OCI)	1,007	(1,154)	(4,636)
Balance at end of the year	15,747	17,081	15,995
Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	980	470	300
Additions	1,942	2,204	1,472
Payments / Reversals	(857)	(1,644)	(1,234)
Effect of changes in exchange rates (OCI)	31	(50)	(68)
Balance at end of the year	2,096	980	470
Provision For Labor [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	21	4	21
Additions	100	18	2
Payments / Reversals	(18)		(13)
Effect of changes in exchange rates (OCI)	1	(1)	(6)
Balance at end of the year	$ 104	$ 21	$ 4